Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,033,543.44

Principal:
Principal Collections	$26,766,206.82
Prepayments in Full	$18,303,070.71
Liquidation Proceeds	$383,301.63
Recoveries	$7,385.12
Sub Total	$45,459,964.28
Collections	$49,493,507.72

Purchase Amounts:
Purchase Amounts Related to Principal	$168,329.92
Purchase Amounts Related to Interest	$863.23
Sub Total	$169,193.15

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$49,662,700.87

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$49,662,700.87
Servicing Fee	$966,570.83	$966,570.83	$0.00	$0.00	$48,696,130.04
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$48,696,130.04
Interest - Class A-2 Notes	$152,161.64	$152,161.64	$0.00	$0.00	$48,543,968.40
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$48,231,325.90
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$48,084,287.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,084,287.40
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$48,016,813.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$48,016,813.65
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$47,966,827.82
Third Priority Principal Payment	$4,877,093.46	$4,877,093.46	$0.00	$0.00	$43,089,734.36
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$43,026,594.36
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,026,594.36
Regular Principal Payment	$40,048,334.19	$40,048,334.19	$0.00	$0.00	$2,978,260.17
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,978,260.17
Residual Released to Depositor	$0.00	$2,978,260.17	$0.00	$0.00	$0.00
Total		$49,662,700.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$4,877,093.46
Regular Principal Payment					$40,048,334.19
Total					$44,925,427.65
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$44,925,427.65	$83.21	$152,161.64	$0.28	$45,077,589.29	$83.49
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$44,925,427.65	$27.90	$792,442.22	$0.49	$45,717,869.87	$28.39

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$380,404,095.45	0.7045825	$335,478,667.80	0.6213719
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,102,574,095.45	0.6847989	$1,057,648,667.80	0.6568961

Pool Information
Weighted Average APR	4.045%	4.035%
Weighted Average Remaining Term	48.30	47.45
Number of Receivables Outstanding	56,581	55,270
Pool Balance	$1,159,884,999.57	$1,113,954,716.12
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,110,028,889.36	$1,066,127,001.99
Pool Factor	0.7045844	0.6766836

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$16,709,320.74
Yield Supplement Overcollateralization Amount	$47,827,714.13
Targeted Overcollateralization Amount	$56,306,048.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$56,306,048.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	9

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		120	$309,374.37
(Recoveries)		12	$7,385.12
Net Losses for Current Collection Period			$301,989.25
Cumulative Net Losses Last Collection Period			$1,201,396.03
Cumulative Net Losses for all Collection Periods			$1,503,385.28

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.03%	505	$11,497,430.97
61-90 Days Delinquent	0.10%	43	$1,086,914.50
91-120 Days Delinquent	0.03%	12	$280,936.51
Over 120 Days Delinquent	0.02%	8	$255,877.73
Total Delinquent Receivables	1.18%	568	$13,121,159.71

Repossession Inventory:
Repossessed in the Current Collection Period		29	$712,634.43
Total Repossessed Inventory		44	$1,184,512.60

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1687%
Preceding Collection Period			0.3177%
Current Collection Period			0.3187%
Three Month Average			0.2684%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1088%
Preceding Collection Period			0.1113%
Current Collection Period			0.1140%
Three Month Average			0.1114%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer